ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable and accrued liabilities	$ 5,588,742	$ 2,573,200
Reclamation provision(1)	1,411,293
Accounts payable and accrued liabilities, end of year	$ 7,000,035	$ 2,573,200